Capital Management	12 Months Ended
Jun. 30, 2023
Capital Management [Abstract]
Capital Management	Capital managementThe Group’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders. See Note 5(a) for the cash reserves of the Group as at the end of the financial reporting period.